Additional Information - Financial Statement Schedule- I (Details Textual) - Parent Company [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Cash [Member] | 2017 Year
Quantifying Misstatement in Current Year Financial Statements, Amount	$ 4.5
Cash [Member] | 2016 Year
Quantifying Misstatement in Current Year Financial Statements, Amount	2.1
Assets, Total [Member] | 2017 Year
Quantifying Misstatement in Current Year Financial Statements, Amount	$ 8.5